UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.3%              $ 3,500  Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds
                                     (International Paper Company Projects), AMT, Series A, 4.75% due 12/01/2030         $   2,960
                              5,000  Selma, Alabama, IDB, Environmental Improvement Revenue Bonds
                                     (International Paper Company Project), AMT, Series A, 4.75% due 12/01/2030              4,228
                              2,900  Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                                     Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                                     Series A, 5.875% due 8/01/2036                                                          2,709
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.3%                1,000  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                     Schools Project 1), Series A, 6.75% due 7/01/2029                                         944
                              2,315  Maricopa County, Arizona, Tempe Elementary Unified School District Number 3,
                                     GO, Refunding, 7.50% due 7/01/2010 (d)                                                  2,592
                              1,985  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project), Series C, 6.75% due 7/01/2031                                                 2,034
                                435  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                     Schools Project II), Series A, 6.75% due 7/01/2011 (j)                                    493
                                510  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                     Schools Project II), Series A, 6.75% due 7/01/2021                                        530
----------------------------------------------------------------------------------------------------------------------------------
California - 6.0%             7,950  California Health Facilities Financing Authority Revenue Bonds (Kaiser
                                     Permanente), Series A, 5.25% due 4/01/2039                                              8,012
                                680  California State, GO, 5.50% due 4/01/2014 (j)                                             783
                                  5  California State, GO, 5.50% due 4/01/2030                                                   5
                              2,500  Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                                     Series B, 5% due 12/01/2027                                                             2,527
                              5,010  Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (j)                          6,213
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.8%                 165  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                     7.50% due 4/01/2031                                                                       171

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Authority
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 3,025  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                     Fee), Series A, 7.35% due 9/01/2031                                                 $   3,128
                                580  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                     Fee), Series B, 7.45% due 9/01/2031                                                       601
                              1,310  North Range Metropolitan District Number 1, Colorado, GO, 7.25% due 12/15/2011 (j)      1,506
                              3,300  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                     (Public Improvement Fees), 8% due 12/01/2025                                            3,522
                                820  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                     (Public Improvement Fees), 8.125% due 12/01/2025                                          820
                              1,000  Southlands Metropolitan District Number 1, Colorado, GO, 7% due 12/01/2014 (j)          1,239
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.1%            1,165  Connecticut State Development Authority, Airport Facility Revenue Bonds
                                     (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                                        1,299
                              2,000  Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement
                                     Revenue Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                    2,012
----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%               1,000  New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN,
                                     7% due 10/01/2008 (m)                                                                   1,000
----------------------------------------------------------------------------------------------------------------------------------
Florida - 12.9%               2,350  Fiddlers Creek, Florida, Community Development District Number 2, Special
                                     Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                2,286
                                420  Fiddlers Creek, Florida, Community Development District Number 2, Special
                                     Assessment Revenue Bonds, Series B, 5.75% due 5/01/2013                                   409
                             10,900  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Adventist Health System), Series C, 5.25% due 11/15/2036                              11,006
                              3,500  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                                     Center Project), Series A, 5.25% due 7/01/2037                                          3,458
                             10,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                     Airport), AMT, 5% due 10/01/2040 (l)                                                    9,913
                              4,000  Midtown Miami, Florida, Community Development District, Special Assessment
                                     Revenue Bonds, Series A, 6.25% due 5/01/2037                                            3,859
                              1,280  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Adventist Health System), 5.625% due 11/15/2012 (j)                                    1,452
                              1,135  Orlando, Florida, Urban Community Development District, Capital Improvement
                                     Special Assessment Bonds, 6.25% due 5/01/2034                                           1,075
                              1,000  Orlando, Florida, Urban Community Development District, Capital Improvement
                                     Special Assessment Bonds, Series A, 6.95% due 5/01/2011 (j)                             1,121
                              1,250  Palm Coast Park Community Development District, Florida, Special Assessment
                                     Revenue Bonds, 5.70% due 5/01/2037                                                      1,062
                                900  Park Place Community Development District, Florida, Special Assessment Revenue
                                     Bonds, 6.75% due 5/01/2032                                                                931

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                            $   920  Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                     Improvement Bonds, Series A, 7.10% due 5/01/2033                                    $     963
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 7.8%                2,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                                     7.90% due 12/01/2011 (j)                                                                2,407
                              1,225  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                     Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                     7.125% due 1/01/2025 (q)                                                                  845
                              1,075  Fulton County, Georgia, Development Authority, PCR, Refunding (General Motors
                                     Corporation), VRDN, 6% due 4/01/2010 (m)                                                1,075
                              2,000  Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                     (Canterbury Court Project), Series A, 6.125% due 2/15/2026                              1,979
                                600  Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                     Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2037                        545
                                380  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                                     Series W, 6.60% due 1/01/2018 (c)                                                         443
                              5,615  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                                     Series W, 6.60% due 1/01/2018                                                           6,609
                              1,250  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                                     Series X, 6.50% due 1/01/2020                                                           1,496
                              2,500  Georgia State, GO, Series E, 5% due 8/01/2016                                           2,846
                              2,500  Houston County, Georgia, Hospital Authority Revenue Bonds (Houston Heart
                                     Institute Project), 5.25% due 10/01/2035                                                2,515
                              1,350  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                     (Georgia College and State University Foundation), 5.50% due 9/01/2014 (j)              1,567
----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%                    105  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2, 6.90%
                                     due 1/01/2028                                                                             109
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.3%                 500  Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, AMT, Series B, 2.85%
                                     due 1/01/2029 (i)                                                                         500
                                230  Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%
                                     due 3/01/2032 (f)(g)                                                                      238
                                800  Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
                                     6.75% due 12/01/2032                                                                      829
                              1,000  Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                                     Series A, 6.57% due 2/15/2013                                                           1,012
                              2,800  Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                     Management LLC Project), AMT, 6% due 11/01/2023                                         2,811
                              1,000  Illinois Development Finance Authority Revenue Bonds (Community
                                     Rehabilitation Providers Facilities), Series A, 6.50% due 7/01/2022                     1,072
                                785  Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                     Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                          794

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                            $   500  Illinois State Finance Authority Revenue Bonds (Friendship Village of
                                     Schaumburg), Series A, 5.625% due 2/15/2037                                         $     448
                              1,035  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                     Project), Series A, 6% due 5/15/2037                                                      992
                                365  McLean and Woodford Counties, Illinois, Community Unit School District Number
                                     005, GO, Refunding, 6.375% due 12/01/2016 (h)                                             413
                              1,500  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                     due 11/01/2020 (b)                                                                      1,871
                              7,000  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70%
                                     due 11/01/2021 (d)                                                                      8,606
                              2,500  Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                     due 6/01/2020 (d)                                                                       3,319
                              1,580  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                     Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                      1,512
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 10.3%               5,745  Indiana Health and Educational Facilities Financing Authority, Hospital
                                     Revenue Bonds (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                5,710
                              2,000  Indiana Health and Educational Facilities Financing Authority, Hospital
                                     Revenue Bonds (Schneck Memorial Hospital Project), Series A, 5.25% due 2/15/2030        2,018
                              5,545  Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                     due 1/01/2017 (e)                                                                       5,555
                              2,000  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%
                                     due 6/01/2015                                                                           2,345
                              3,775  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%        4,499
                                     due 12/01/2016
                              8,750  Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                                     Bonds, Series D, 6.75% due 2/01/2014                                                    9,981
----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%                   3,080  Iowa Financing Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series E,
                                     5.15% due 7/01/2032 (g)                                                                 3,061
----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.9%               8,400  Louisville and Jefferson County, Kentucky, Metropolitan Government Health
                                     System, Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25%
                                     due 10/01/2036 (o)                                                                      8,350
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 8.8%              3,950  Louisiana HFA, S/F Mortgage Revenue Bonds (Home Ownership Program), AMT,
                                     Series C-2, 5.20% due 6/01/2039 (f)(g)                                                  3,920
                              8,260  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                     Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036            8,311
                             10,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
                                     Project), 6.50% due 1/01/2017                                                          10,038

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 3,600  Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                                     (International Paper Company), 6.20% due 2/01/2025                                  $   3,709
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 3.1%               1,750  Maryland State Community Development Administration, Department of Housing
                                     and Community Development, Residential Revenue Bonds, AMT, Series H, 5.10%
                                     due 9/01/2037                                                                           1,721
                              1,500  Maryland State Community Development Administration, Department of Housing
                                     and Community Development, Residential Revenue Refunding Bonds, AMT,
                                     Series D, 4.90% due 9/01/2042                                                           1,410
                              2,000  Maryland State Energy Financing Administration, Solid Waste Disposal Revenue
                                     Bonds, Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016      2,024
                              1,100  Maryland State Health and Higher Educational Facilities Authority Revenue
                                     Bonds (King Farm Presbyterian Community), Series B, 5% due 1/01/2017                    1,094
                              1,000  Maryland State Health and Higher Educational Facilities Authority Revenue
                                     Bonds (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)           1,293
                              1,220  Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                                     District), Series A, 6.70% due 7/01/2027 (k)                                            1,351
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.4%          1,000  Massachusetts State College Building Authority, Project Revenue Refunding
                                     Bonds, Senior-Series A, 7.50% due 5/01/2011                                             1,156
                              2,000  Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.10%
                                     due 12/01/2027                                                                          2,006
                              3,000  Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.20%
                                     due 12/01/2037                                                                          3,002
                              2,770  Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D,
                                     4.85% due 6/01/2040                                                                     2,526
                              2,720  Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 130,
                                     5% due 12/01/2032                                                                       2,656
                              6,000  Massachusetts State Water Resource Authority Revenue Bonds, Series A,
                                     6.50% due 7/15/2019 (c)                                                                 7,275
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 6.4%               3,100  Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
                                     (Hurley Medical Center), Series A, 6% due 7/01/2020 (a)                                 3,115
                              4,320  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                                     Bonds (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                 4,243
                              2,050  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
                                     Ford Health System), Series A, 5.25% due 11/15/2032                                     2,058
                              5,550  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
                                     Ford Health System), Series A, 5.25% due 11/15/2046                                     5,484
                              3,000  Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding
                                     Bonds (Development Area Number 3), 6.375% due 6/01/2012 (j)                             3,455
----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 5.9%            5,850  Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                     (Weyerhaeuser Company Project), Series A, 6.80% due 4/01/2022                           6,511
                              7,200  Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                     (System Energy Resources Inc. Project), 5.875% due 4/01/2022                            7,236

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 3,465  Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                     (System Energy Resources Inc. Project), 5.90% due 5/01/2022                         $   3,483
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.4%               1,000  Missouri State Highways and Transportation Commission, Second Lien State Road
                                     Revenue Bonds, 5% due 5/01/2016                                                         1,132
                              2,500  Missouri State Highways and Transportation Commission, Second Lien State Road
                                     Revenue Bonds, 5% due 5/01/2017                                                         2,835
                                 90  Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                     (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (g)                                   95
----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.2%                 180  Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                     Series C, 6.30% due 9/01/2028 (f)(g)                                                      182
                                185  Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                     Series D, 6.45% due 3/01/2028 (g)                                                         186
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                   615  Clark County, Nevada, Improvement District Number 142, Special Assessment
                                     Bonds, 6.375% due 8/01/2023                                                               607
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.0%             4,250  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                        4,200
                              2,435  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                     Facility), Series A, 7.25% due 11/15/2011 (j)                                           2,857
                              3,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                     Project), AMT, 6.25% due 9/15/2029                                                      2,811
                              1,680  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                     Valley Hospital Association), 6.625% due 7/01/2036                                        907
                              3,285  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                     Bonds, 7% due 6/01/2013 (j)                                                             3,976
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.1%             3,160  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San
                                     Juan Project), Series A, 6.95% due 10/01/2020                                           3,214
----------------------------------------------------------------------------------------------------------------------------------
New York - 3.9%                 690  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                     due 6/01/2028                                                                             733
                                890  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                                 904
                              1,920  New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                     Airways Plc Project), AMT, 7.625% due 12/01/2032                                        2,016
                                 40  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                 44
                              1,660  New York City, New York, GO, Series F, 5.25% due 1/15/2033                              1,743

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 1,500  New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305, 9.49%
                                     due 5/15/2015 (i)(n)                                                                $   1,776
                              1,000  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special
                                     Needs Facilities Pooled Program), Series E-1, 6.50% due 7/01/2017                       1,016
                              2,690  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                     Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2013 (j)             3,115
----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.5%         1,675  Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Revenue Bonds (National Gypsum Company Project),
                                     AMT, 5.75% due 8/01/2035                                                                1,581
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 6.1%                  14,000  Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                                     Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047                                    14,373
                              1,750  Ohio State, Higher Education, GO, Series B, 5% due 11/01/2014                           1,968
                              1,400  Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd of
                                     the Valley), VRDN, 5.40% due 10/01/2031 (k)(m)                                          1,400
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.6%           1,235  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue
                                     Refunding Bonds, 5.50% due 11/01/2016                                                   1,264
                                880  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds
                                     (Ann's Choice Inc.), Series A, 6.125% due 1/01/2025                                       886
                              1,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
                                     Village Project), Series A, 6.50% due 7/01/2040                                         1,008
                                470  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                                     Care Project), 6.125% due 2/01/2028                                                       467
                              1,090  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                                     Care Project), 6.25% due 2/01/2035                                                      1,083
                              2,000  Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                     Revenue Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027           1,969
                              1,250  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                     (University of Pennsylvania Medical Center Health System), Series A,
                                     6% due 1/15/2031                                                                        1,340
                              1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                     7.75% due 12/01/2017                                                                    1,267
                              2,425  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
                                     (Guthrie Healthcare System), Series B, 5.85% due 12/01/2011 (j)                         2,732
                              1,350  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
                                     (Guthrie Healthcare System), Series B, 7.125% due 12/01/2011 (j)                        1,661
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%           1,140  Rhode Island State Health and Educational Building Corporation, Hospital
                                     Financing Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (j)            1,318
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.1%           155  South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                     Bonds, AMT, Series A, 6.70% due 7/01/2027                                                 160
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 5.7%            $ 1,000  Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                     Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%
                                     due 2/15/2024                                                                       $     989
                              3,175  Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                     Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)        3,699
                             12,050  Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A,
                                     5.25% due 9/01/2026                                                                    11,927
----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.6%                 4,510  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                                     Inc.), First Tier, Series A, 6.70% due 1/01/2011 (j)                                    5,048
                              1,500  Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
                                     Project), AMT, Series A, 7.70% due 4/01/2033                                            1,553
                              1,810  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy
                                     Inc. Project), Series B, 7.75% due 12/01/2018                                           1,851
                              5,800  Brazos River, Texas, Harbor Navigation District, Brazoria County
                                     Environmental Revenue Refunding Bonds (Dow Chemical Company Project),
                                     AMT, Series A-7, 6.625% due 5/15/2033                                                   6,082
                              2,500  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                                     Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project),
                                     AMT, 6.40% due 4/01/2026                                                                2,508
                              3,440  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                     Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                 3,520
                              2,500  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),
                                     AMT, Series B, 6.70% due 11/01/2030                                                     2,475
                                800  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),
                                     Series A, 6.45% due 11/01/2030                                                            783
                              7,500  San Antonio, Texas, Electric and Gas Revenue Bonds, Series A, 5.75%
                                     due 2/01/2010 (j)                                                                       8,000
                              1,900  Tarrant County, Texas, Health Facilities Development Corporation, Hospital
                                     Revenue Refunding Bonds (Cumberland Rest, Inc. Project), VRDN, Series,
                                     5.35% due 8/15/2032 (k)(m)                                                              1,900
                              2,000  Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                     (Fire Fighter and Law Enforcement or Security Officer Home Loan Program),
                                     AMT, Series B, 5.25% due 9/01/2039 (g)                                                  1,934
                              4,475  Texas State Department of Housing and Community Affairs, S/F Mortgage
                                     Revenue Bonds, AMT, Series B, 5.25% due 9/01/2032 (f)(g)                                4,481
----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.1%    6,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                     (Hovensa Coker Project), AMT, 6.50% due 7/01/2021 (j)                                   6,266
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%               1,000  Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and
                                     Power Company), Series B, 5.875% due 6/01/2017                                          1,062
                              1,000  Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                     Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2037                              950
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount  Municipal Bonds                                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.2%           $   500  Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                     Series 248, 7.968% due 7/01/2018 (i)(n)                                             $     598
                             10,815  Washington State, GO, Series B, 6% due 1/01/2010 (h)                                   11,555
                              5,000  Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                     Project Number 1), Series B, 7.125% due 7/01/2016                                       6,357
                              1,900  Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                     Project Number 3), Series B, 7.125% due 7/01/2016 (i)                                   2,394
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%              2,215  Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (SynergyHealth Inc.), 6% due 11/15/2032                                                 2,235
----------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds (Cost - $404,977) - 144.2%                                      421,305
----------------------------------------------------------------------------------------------------------------------------------
                                     Municipal Bonds Transferred to Tender Option Bond Trusts (p)
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.6%               6,000  Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                     Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2020 (i)                     6,277
                              4,225  Kane and De Kalb Counties, Illinois, Community Unity School District
                                     Number 302, GO, 5.75% due 2/01/2014 (d)                                                 4,902
                              1,000  Kane and De Kalb Counties, Illinois, Community Unity School District
                                     Number 302, GO, 5.75% due 2/01/2019 (d)                                                 1,143
                              6,400  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
                                     Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B,
                                     5.75% due 6/15/2023 (i)                                                                 6,953
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.5%         10,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                     Series A, 5% due 8/15/2030 (h)                                                         10,388
----------------------------------------------------------------------------------------------------------------------------------
New York - 6.6%               6,750  New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                     Future Tax Secured, Series B, 6.25% due 11/15/2018                                      7,408
                             11,000  New York State Dormitory Authority, State University Educational Facilities,
                                     Revenue Refunding Bonds, Series 1989, 6% due 5/15/2010 (i)                             12,011
----------------------------------------------------------------------------------------------------------------------------------
Texas - 4.0%                 10,000  Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                     Bonds (School Health Care System), Series B, 5.75% due 7/01/2027 (c)                   11,711
----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.2%             3,500  Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                     Generating Station), Series A, 5.75% due 7/01/2018 (i)                                  3,842
                              2,250  Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                     Generating Station), Series B, 6% due 7/01/2018 (b)                                     2,493
----------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                     (Cost - $64,060) - 22.9%                                                               67,128
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                                                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $469,037*) - 167.1%                                       $ 488,433

                                     Other Assets Less Liabilities - 3.3%                                                    9,751

                                     Liability for Trust Certificates, Including Interest Expense Payable - (10.5%)        (30,803)

                                     Preferred Stock, at Redemption Value - (59.9%)                                       (175,132)
                                                                                                                         ---------
                                     Net Assets Applicable to Common Stock - 100.0%                                      $ 292,249
                                                                                                                         =========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes were as follows:
      Aggregate cost                                                  $ 439,388
                                                                      =========
      Gross unrealized appreciation                                   $  24,631
      Gross unrealized depreciation                                      (6,164)
                                                                      ---------
      Net unrealized appreciation                                     $  18,467
                                                                      =========
(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   XL Capital Insured.
(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(o) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(q) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
o Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                           Notional               Unrealized
                                                                            Amount               Depreciation
      --------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.925% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate
      Broker, JPMorgan Chase
      Expires February 2028                                                $ 6,000               $       (202)
      --------------------------------------------------------------------------------------------------------

Item 2 -   Controls and Procedures

2(a)- The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniVest Fund II, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund II, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -----------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniVest Fund II, Inc.

Date: March 24, 2008